Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property and Equipment [Abstract]
Schedule of property and equipment

	December 31
	2019	2018
Cost:
Computer equipment	$267	$228
Office furniture	181	136
Laboratory equipment	1,631	1,527
Greenhouse equipment	713	796
Leasehold improvements	2,271	1,517
Vehicles	84	57
	5,147	4,261
Less:
Accumulated depreciation and amortization	(2,818)	(2,854)
Property and Equipment, net	$2,329	$1,407